UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-00249

Exact name of registrant as specified in charter:	Delaware Group® Equity Funds I

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2016

Item 1. Schedule of Investments.

Schedule of investments
Delaware Mid Cap Value Fund	July 31, 2016 (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock – 95.05%
Basic Industry – 10.03%
Albemarle	1,550	$130,463
Axalta Coating Systems †	4,150	118,483
Berry Plastics Group †	3,651	149,691
Celanese Class A	1,500	95,130
Eastman Chemical	1,800	117,414
GCP Applied Technologies †	1,300	35,789
Graphic Packaging Holding	7,000	95,480
WR Grace & Co	1,100	82,357
		824,807
Business Services – 1.51%
Brink’s	1,150	37,743
ManpowerGroup	1,250	86,750
		124,493
Capital Spending – 5.59%
AECOM †	2,550	90,499
HD Supply Holdings †	2,300	83,237
ITT	3,150	99,887
KBR	3,050	42,761
Regal Beloit	850	51,859
Terex	1,150	27,761
United Rentals †	800	63,736
		459,740
Consumer Cyclical – 4.08%
BorgWarner	1,450	48,111
DR Horton	3,000	98,640
Johnson Controls	950	43,624
Stanley Black & Decker	750	91,275
Tenneco †	950	53,694
		335,344
Consumer Services – 4.90%
Cinemark Holdings	1,450	54,520
Darden Restaurants	800	49,248
Hasbro	850	69,045
Macy’s	1,400	50,162
Meredith	993	54,099
Staples	3,300	30,657
Starwood Hotels & Resorts Worldwide	700	54,642
VF	650	40,579
		402,952
Consumer Staples – 3.56%
Dr Pepper Snapple Group	1,000	98,510

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Schedule of investments
Delaware Mid Cap Value Fund (Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Consumer Staples (continued)
Reynolds American	1,750	$87,605
Tyson Foods Class A	1,450	106,720
		292,835
Energy – 7.01%
Helmerich & Payne	650	40,281
Newfield Exploration †	3,750	162,375
Rowan Cos	3,000	45,720
Schlumberger	308	24,800
SM Energy	3,800	103,094
Superior Energy Services	6,200	99,014
Tesoro	900	68,535
Whiting Petroleum †	4,500	33,165
		576,984
Financial Services – 19.99%
American Financial Group	3,500	255,850
Bank of Hawaii	1,050	72,366
Comerica	3,000	135,720
East West Bancorp	6,500	222,430
Fifth Third Bancorp	5,300	100,594
Hancock Holding	2,850	82,621
Raymond James Financial	3,050	167,445
Reinsurance Group of America	1,700	168,725
Torchmark	2,475	153,128
Validus Holdings	2,329	115,122
WR Berkley	1,800	104,742
Zions Bancorporation	2,350	65,518
		1,644,261
Healthcare – 8.25%
Becton Dickinson	600	105,600
Cigna	550	70,928
MEDNAX †	750	51,683
Mylan †	1,150	53,809
Quest Diagnostics @	700	60,452
Service International	2,250	62,370
Universal Health Services Class B	1,000	129,530
Zimmer Biomet Holdings	1,100	144,254
		678,626
Real Estate Investment Trusts – 8.29%
Apartment Investment & Management	1,200	55,164
Boston Properties	600	85,278
Brandywine Realty Trust	7,200	121,464

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(Unaudited)

	Number of shares	Value (U.S. $)
Common Stock (continued)
Real Estate Investment Trusts (continued)
CBL & Associates Properties	4,750	$58,377
Highwoods Properties	2,100	117,012
Host Hotels & Resorts	6,900	122,406
Kimco Realty	3,800	121,980
		681,681
Technology – 12.62%
Agilent Technologies	2,200	105,842
Avnet	3,350	137,684
Citrix Systems †	550	49,021
Fiserv †	1,200	132,432
Keysight Technologies †	1,975	57,749
Qorvo †	1,000	63,230
Symantec	4,100	83,763
Synopsys †	3,600	194,976
Teradyne	3,350	66,163
Thermo Fisher Scientific	700	111,188
Western Digital	750	35,633
		1,037,681
Transportation – 2.09%
CSX	2,850	80,741
JB Hunt Transport Services	650	54,035
Southwest Airlines	1,000	37,010
		171,786
Utilities – 7.13%
Edison International	1,500	116,070
IDACORP	1,400	113,190
PPL	2,900	109,359
Public Service Enterprise Group	2,700	124,227
WEC Energy Group	1,900	123,329
		586,175
Total Common Stock (cost $6,065,580)		7,817,365

	Principal amount°
Short-Term Investments – 5.71%
Discount Notes – 4.18%≠
Federal Home Loan Bank
0.162% 8/3/16	28,342	28,342
0.169% 8/5/16	102,263	102,260
0.241% 8/10/16	108,479	108,474
0.273% 8/29/16	1,281	1,280
0.287% 8/26/16	51,657	51,650

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Schedule of investments
Delaware Mid Cap Value Fund (Unaudited)

	Principal amount°	Value (U.S. $)
Short-Term Investments (continued)
Discount Notes≠ (continued)
Federal Home Loan Bank
0.318% 9/7/16	35,281	$35,274
0.375% 9/21/16	7,414	7,411
0.375% 9/23/16	9,044	9,041
		343,732
Repurchase Agreements – 1.53%
Bank of America Merrill Lynch
0.29%, dated 7/29/16, to be repurchased on 8/1/16,
repurchase price $35,745 (collateralized by U.S.
government obligations 3.375% 5/15/44;
market value $36,459)	35,744	35,744
Bank of Montreal
0.26%, dated 7/29/16, to be repurchased on 8/1/16,
repurchase price $59,575 (collateralized by U.S.
government obligations 0.125%–3.125%
2/15/19–11/15/45; market value $60,765)	59,574	59,574
BNP Paribas
0.33%, dated 7/29/16, to be repurchased on 8/1/16,
repurchase price $30,683 (collateralized by U.S.
government obligations 0.00%–4.250%
8/31/19–11/15/40; market value $31,296)	30,682	30,682
		126,000
Total Short-Term Investments (cost $469,717)		469,732

Total Value of Securities – 100.76%
(cost $6,535,297)		8,287,097
Liabilities Net of Receivables and Other Assets – (0.76%)		(62,384)
Net Assets Applicable to 1,624,269 Shares Outstanding – 100.00%		$8,224,713

@	Illiquid security. At July 31, 2016, the aggregate value of illiquid securities was $60,452, which represents 0.74% of the Fund’s net assets.
≠	The rate shown is the effective yield at the time of purchase.
°	Principal amount shown is stated in U.S. dollars.
†	Non-income-producing security.

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Notes
Delaware Mid Cap Value Fund	July 31, 2016 (Unaudited)

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles (U.S. GAAP) and are consistently followed by Delaware Group® Equity Funds I (Trust) – Delaware Mid Cap Value Fund (Fund). This report covers the period of time since the Fund’s last fiscal year end.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market LLC (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange on the valuation date. Equity securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If, on a particular day, an equity security does not trade, the mean between the bid and ask prices will be used, which approximates fair value. Securities listed on a foreign exchange are normally valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices, which approximates fair value. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Trust’s Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security.

2. Investments

At July 31, 2016, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At July 31, 2016, the cost and unrealized appreciation (depreciation) of investments for the Fund were as follows:

Cost of investments	$6,535,297
Aggregate unrealized appreciation of investments	$1,935,292
Aggregate unrealized depreciation of investments	(183,492)
Net unrealized appreciation of investments	$1,751,800

U.S. GAAP defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date under current market conditions. A three-level hierarchy for fair value measurements has been established based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-level hierarchy of inputs is summarized below.

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(Unaudited)

Level 1 –	Inputs are quoted prices in active markets for identical investments. (Examples: equity securities, open-end investment companies, futures contracts, exchange-traded options contracts)

Level 2 –

Other observable inputs including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks, and default rates), or other market-corroborated inputs. (Examples: debt securities, government securities, swap contracts, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities)

Level 3 –	Significant unobservable inputs, including the Fund’s own assumptions used to determine the fair value of investments. (Examples: broker-quoted securities, fair valued securities)

Level 3 investments are valued using significant unobservable inputs. The Fund may also use an income-based valuation approach in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may also be based upon current market prices of securities that are comparable in coupon, rating, maturity, and industry. The derived value of a Level 3 investment may not represent the value which is received upon disposition and this could impact the results of operations.

The following table summarizes the valuation of the Fund’s investments by fair value hierarchy levels as of July 31, 2016:

Securities	Level 1	Level 2	Total
Common Stock	$7,817,365	$—	$7,817,365
Short-Term Investments	—	469,732	469,732
Total Value of Securities	$7,817,365	$469,732	$8,287,097

During the period ended July 31, 2016, there were no transfers between Level 1 investments, Level 2 investments, or Level 3 investments that had a significant impact to the Fund. The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

A reconciliation of Level 3 investments is presented when the Fund has a significant amount of Level 3 investments at the beginning, interim, or end of the period in relation to net assets. At July 31, 2016, there were no Level 3 investments.

3. Subsequent Events

Management has determined that no material events or transactions occurred subsequent to July 31, 2016 that would require recognition or disclosure in the Fund’s “Schedule of investments.”

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Item 2. Controls and Procedures.

The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: